PROMISSORY NOTE	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
PROMISSORY NOTE
PROMISSORY NOTE

10.     PROMISSORY NOTE

On April 24, 2020, the Company entered into a Promissory Note (the “Loan”) with PNC Bank (the “Bank”) pursuant to the Paycheck Protection Program (the “PPP”) of the CARES Act administered by the U.S. Small Business Administration. The principal amount of the Loan is $55,400.

In accordance with the requirements of the CARES Act, the Company used the proceeds from the Loan in accordance with the requirements of the PPP to cover certain qualified expenses, including payroll costs, rent and utility costs. Interest accrues on the Loan at the rate of 1.00% per annum. The Company may apply for forgiveness of amount due under the Loan, in an amount equal to the sum of qualified expenses under the PPP, which include payroll costs, rent obligations, and covered utility payments incurred during the forgiveness period following disbursement of the Loan.

In April 2021, the Company filed the required documents with the Bank related to forgiveness of the Loan and in July 2021, the Company received a Notice of Paycheck Protection Program Forgiveness Payment stating that the Bank had received payment from the U.S. Small Business Administration on July 9, 2021.

11.   PROMISSORY NOTE

On April 24, 2020, the Company entered into a Promissory Note (the “Loan”) with PNC Bank (the “Bank”) pursuant to the Paycheck Protection Program (the “PPP”) of the CARES Act administered by the U.S. Small Business Administration. The principal amount of the Loan is $55,400.

In accordance with the requirements of the CARES Act, the Company used the proceeds from the Loan in accordance with the requirements of the PPP to cover certain qualified expenses, including payroll costs, rent and utility costs. Interest accrues on the Loan at the rate of 1.00% per annum. The Company may apply for forgiveness of amount due under the Loan, in an amount equal to the sum of qualified expenses under the PPP, which include payroll costs, rent obligations, and covered utility payments incurred during the forgiveness period following disbursement of the Loan.

Subject to any forgiveness under the PPP, the Loan matures two years following the date of issuance of the Loan and includes a period for the first six months during which time required payments of interest and principal are deferred. In June 2020, the Flexibility Act which amended the CARES Act was signed into law. The Flexibility Act provides that if a borrower does not apply for forgiveness of a loan within 10 months after the last day of the measurement period (“covered period”), the PPP loan is no longer deferred, and the borrower must begin paying principal and interest. In addition, the Flexibility Act extended the length of the covered period from eight weeks to 24 weeks from receipt of proceeds, while allowing borrowers that received PPP loans before June 5, 2020 to determine, at their sole discretion, a covered period of either eight weeks or 24 weeks.

No interest or principal will be due during the deferral period, although interest will continue to accrue over this period. After the deferral period and after taking into account any loan forgiveness applicable to the Note, any remaining principal and accrued interest will be payable in substantially equal monthly installments over the remaining term of the Note. The Loan may be prepaid at any time prior to maturity with no prepayment penalties. The Loan provides for customary events of default, including, among others, those relating to breaches of their obligations under the Loan, including a failure to make payments, any bankruptcy or similar proceedings involving the Company, and certain material effects on the Company’s ability to repay the Loan. The Company did not provide any collateral or guarantees for the Loan.